SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Related Party Transactions [Abstract]
Share-Based Payment Arrangement, Accelerated Cost	$ 485